ALLIANCE
--------------------------------------------------------------------------------
                                    WORLDWIDE
--------------------------------------------------------------------------------
                                  PRIVATIZATION
--------------------------------------------------------------------------------
                                      FUND
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                                                               Semi-Annual
                                                               Report
                                                               December 31, 1999

                                                      Alliance Capital [LOGO](R)

LETTER TO SHAREHOLDERS                     Alliance Worldwide Privatization Fund
================================================================================

February 25, 2000

Dear Shareholder:

This semi-annual report contains investment results and market activity for Alliance Worldwide Privatization Fund (the "Fund") for the period ended December 31, 1999.

INVESTMENT RESULTS

The following table provides performance for the Fund and its benchmarks, the Morgan Stanley Capital International ("MSCI") World Index (minus the U.S.) and the MSCI Emerging Markets Free ("EMF") Index. It also provides performance results for the Fund's composite benchmark, a 65%/35% composite of the MSCI World Index (minus the U.S.) and the MSCI EMF Index, respectively.

During the six-month period ended December 31, 1999, the Fund significantly outperformed its composite benchmark. The Fund's stock selection was the principal reason for the strong investment results. The Fund's high relative weighting in telecommunication and cable stocks were major positive factors, as was its exposure to European and Asian technology companies. Investments in Japanese financial companies and emerging market metal and mining stocks also contributed to the Fund's outperformance versus its benchmark. The Fund's holdings in utility and tobacco stocks were the only notable negatives impacting the Fund's overall stock selection. Asset allocation had a marginally negative impact on performance during the six-month period ended December 31, 1999. Although we raised the Fund's weight in Japanese equity throughout the year, its relative underweight exposure to this market was a mildly negative contributor to returns.

Over the 12-month period ended December 31, 1999, the Fund strongly outperformed its composite benchmark. The Fund's high relative weighting in emerging market equities and strong stock selection in the major markets were the major reasons for its outperformance versus its benchmark.

--------------------------------------------------------------------------------
      INVESTMENT RESULTS*
      Periods Ended December 31, 1999

                                  Total Returns

                           6 months          12 months
                        ---------------  ---------------

Alliance Worldwide
   Privatization Fund
   Class A                   36.52%           56.33%
   Class B                   36.12%           55.14%
   Class C                   36.03%           55.04%

MSCI World Index
   (minus the U.S.)          22.57%           28.27%

MSCI EMF Index               18.98%           66.41%

65%/35% Composite:
65% MSCI World Index
(minus the U.S.)/35%
MSCI EMF Index               21.31%           41.62%

* The Fund's investment results are total returns for the periods and are based on the net asset value of the Fund's shares as of December 31, 1999. All fees and expenses related to the operation of the Fund have been deducted but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Total returns for Advisor Class shares will differ due to different expenses associated with that class. Past performance is no guarantee of future results.

      The MSCI World Index (minus the U.S.) is an unmanaged, market capitalization-weighted index that measures the performance of stock markets in 21 countries outside the United States. The MSCI EMF Index is an unmanaged, market capitalization-weighted index composed of companies representative of the market structure of 25 emerging market countries in Europe, Latin America, and the Pacific Basin. The Index excludes closed markets and those shares in otherwise free countries which are not purchasable by foreigners. The benchmarks are unmanaged and reflect no fees or expenses. An investor cannot invest directly in an index.

      Additional investment results appear on page 3.

--------------------------------------------------------------------------------

INVESTMENT REVIEW

During the semi-annual reporting period, equity returns were impressive across all regional markets. These strong returns were driven by a variety of factors. Markets were boosted by telecommunications, technology and media stocks as investors bought into the idea of a

                                           Alliance Worldwide Privatization Fund
================================================================================

"new paradigm" in which technologies, such as the Internet, wireless application protocol and broadband, change the way in which companies and economies operate. The recovery in global growth was an additional factor that enhanced equity returns. In our view, the world economy is clearly on a growth track. The United States remained buoyant, European countries saw accelerating gross domestic product growth and Japan finally lifted itself out of recession. The outlook for the emerging economies also became increasingly positive. Asia recovered from its earlier financial catastrophe and witnessed renewed strength, while Brazil's implementation of reformist policies following the currency devaluation in the early part of 1999 averted a full-scale crisis in Latin America.

INVESTMENT OUTLOOK

Going forward, we expect that continued economic strength will translate into corporate earnings recovery, upgrades and positive equity market returns. One concern we have is the possibility that global interest rates will continue to rise. Such an increase in interest rates could negatively impact both liquidity and equity markets. However, although the potential for inflationary pressure to creep into the system is an issue, we believe the effects of new technologies (for instance, the Internet and broadband access) will continue to restrain such pressure. We reiterate our view that global economies must continue to liberalize and implement reform policies such as privatization to ensure that the recovery we have seen is not hindered. In particular, we anticipate that the Japanese and emerging market economies have large restructuring efforts ahead.

In our view, the signs for privatization are excellent. Global privatization activity during 1999 was very strong, with global proceeds amounting to 1998 levels of $145 billion. Western European countries continued to dominate the process and accounted for 45% of the 1999 total, while Asia accounted for 25%. One noticeable trend was the increase in emerging market privatization deals. We expect this trend to continue in 2000 as the world's developing economies restructure and embrace privatization. At the industry level, telecommunication and utility transactions led the way. However, the expansion of industry representation is noticeable as governments extend their privatization programs. In 2000, we forecast that global privatization revenues will amount to approximately $145 billion.

We expect the Fund will be a beneficiary of the continued strength in privatization activity and we look forward to participating in the most attractive deals the market offers. We maintain our aim of providing a well-diversified core international fund with exposure to the most exciting and rapidly growing area of the financial markets. Presently, the Fund maintains positions in approximately 40 countries with close to 100 different issues and representation in over 40 different industries.

Thank you for your continued interest and participation in Alliance Worldwide Privatization Fund. We look forward to reporting to you again on market activity and your Fund's investment results in the future.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Mark H. Breedon

Mark H. Breedon
Senior Vice President

--------------------------------------------------------------------------------
Shares of the Fund are not deposits or obligations of, guaranteed or endorsed by, any bank; further, such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Fund involve investment risks, including the possible loss of principal.
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES          Alliance Worldwide Privatization Fund
================================================================================

The Alliance Worldwide Privatization Fund seeks to provide investors with long-term capital appreciation. As a fundamental policy, the Fund invests at least 65% of its total assets in equity securities issued by enterprises that are undergoing, or have undergone, privatization, although normally significantly more of its assets will be invested in such securities.

INVESTMENT RESULTS
================================================================================

NAV and SEC Average Annual Total Returns as of December 31, 1999

                         ---------------------------------------
                                  CLASS A SHARES
                         ---------------------------------------

                                Without             With
                             Sales Charge       Sales Charge
                             ===============================
One Year                        56.33%             49.67%
Five Years                      20.01%             18.98%
Since Inception*                17.71%             16.81%

                         ---------------------------------------
                                  CLASS B SHARES
                         ---------------------------------------

                                Without             With
                             Sales Charge       Sales Charge
                             ===============================
One Year                        55.14%             51.14%
Five Years                      19.16%             19.16%
Since Inception*                16.89%             16.89%

                         ---------------------------------------
                                  CLASS C SHARES
                         ---------------------------------------

                                Without             With
                             Sales Charge       Sales Charge
                             ===============================
One Year                        55.04%             54.04%
Since Inception*                20.61%             20.61%

The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

*     Since Inception: 6/2/94, Class A and B; 2/8/95, Class C.

TEN LARGEST HOLDINGS
December 31, 1999 (unaudited)              Alliance Worldwide Privatization Fund
================================================================================

-----------------------------------------------------------------------------------------------
COMPANY                                                    U.S. $ VALUE   PERCENT OF NET ASSETS
-----------------------------------------------------------------------------------------------
Mannesmann AG (NY Shares)--Designs
   and manufactures a wide range of industrial
   production machinery and assembly systems,
   as well as provides telecommunication services.         $ 28,874,295            4.7%
-----------------------------------------------------------------------------------------------
NTT Mobile Communications Network, Inc.--
   Provides various telecommunication services
   including cellular phones, car phones,
   pagers and packet communication services.                 28,851,801            4.7
-----------------------------------------------------------------------------------------------
United Pan Europe-Communications NV--
   Television and telecommunications company
   that offers cable, TV, phone and internet
   services.                                                 27,601,081            4.5
-----------------------------------------------------------------------------------------------
Daiwa Securities Co., Ltd.--Specializes in
   bond and stock transactions. The company
   provides financial services such as brokerage,
   underwriting, and distribution of securities.             24,291,778            4.0
-----------------------------------------------------------------------------------------------
STMicroelectronics NV--Designs, develops,
   manufactures and markets semiconductor
   integrated circuits and discrete devices.                 22,911,772            3.7
-----------------------------------------------------------------------------------------------
SK Telecom Co., Ltd.--Provides mobile paging
   and telecommunication services in Korea
   and India. The company provides subscribers
   with digital cellular service and business features
   such as wireless fax and data transmission.               21,323,413            3.5
-----------------------------------------------------------------------------------------------
Amadeus Global Travel Distribution, SA Cl. A--
   The company provides information technology
   that serves the marketing, sales and distribution
   needs of the global travel and tourism industry.          19,129,380            3.1
-----------------------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.--Provides
   telecommunication services, including telephone,
   telegraph, leased circuits and other related
   services within Japan.                                    17,129,992            2.8
-----------------------------------------------------------------------------------------------
Akzo Nobel NV--Produces and markets chemicals,
   coatings and pharmaceuticals. The company
   manufactures polymers, catalysts, pulp and paper
   chemicals, salt, base chemicals, paint, automobile
   finishes, industrial coatings, resins, cardiovascular
   drugs, oral contraceptives, antidepressants, home
   pregnancy kits, diagnostic kits, and veterinary
   drugs.                                                    16,037,193            2.6
-----------------------------------------------------------------------------------------------
Telefonos de Mexico, SA Cl. L (ADR)--Provides
   domestic and international long-distance, as
   well as local telephone service throughout
   Mexico.                                                   15,014,138            2.5
-----------------------------------------------------------------------------------------------
                                                           $221,164,843           36.1%
-----------------------------------------------------------------------------------------------

SECTOR DIVERSIFICATION
December 31, 1999 (unaudited)              Alliance Worldwide Privatization Fund
================================================================================

--------------------------------------------------------------------------------
                                            U.S. $ VALUE   PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Basic Industries                            $ 49,717,012             8.1%
--------------------------------------------------------------------------------
Consumer Manufacturing                         1,081,613             0.2
--------------------------------------------------------------------------------
Consumer Services                            100,101,675            16.3
--------------------------------------------------------------------------------
Consumer Staples                              15,996,054             2.6
--------------------------------------------------------------------------------
Energy                                        16,266,663             2.7
--------------------------------------------------------------------------------
Finance                                      123,486,268            20.2
--------------------------------------------------------------------------------
Healthcare                                    15,742,834             2.6
--------------------------------------------------------------------------------
Miscellaneous Consumer                        19,129,380             3.1
--------------------------------------------------------------------------------
Multi-Industry                                43,192,045             7.0
--------------------------------------------------------------------------------
Technology                                    44,063,582             7.2
--------------------------------------------------------------------------------
Transportation                                19,996,429             3.3
--------------------------------------------------------------------------------
Utilities                                    142,580,930            23.3
--------------------------------------------------------------------------------
Total Investments*                           591,354,485            96.6
--------------------------------------------------------------------------------
Cash and receivables, net of liabilities      21,058,819             3.4
--------------------------------------------------------------------------------
Net Assets                                  $612,413,304           100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*     Excludes short-term obligations.

PORTFOLIO OF INVESTMENTS
December 31, 1999 (unaudited)              Alliance Worldwide Privatization Fund
================================================================================

Company                             Shares    U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS &
   OTHER INVESTMENTS-96.6%
ARGENTINA-0.7%
Nortel Inversora, SA
   (ADR)....................        208,000   $  4,030,000
                                              ------------

AUSTRALIA-1.4%
Commonwealth Serum
   Lab, Ltd. ...............        325,000      4,676,198
TAB Queensland, Ltd.........      1,262,500      1,750,166
TABCORP Holdings,
   Ltd. ....................        340,000      2,303,941
                                              ------------
                                                 8,730,305
                                              ------------

AUSTRIA-1.8%
Austria Tabakwerke
   AG ......................         67,000      3,236,421
Bank Austria AG.............        139,800      7,878,513
                                              ------------
                                                11,114,934
                                              ------------

BRAZIL-5.6%
Banco Bradesco,
   SA pfd...................     75,000,000        588,292
   Pfd. Rights 2/9/00.......      4,870,055         19,329
Celular CRT
   Participacoes, SA
   pfd (a)..................        894,362        155,950
Companhia Paranaense
   de Energia (ADR).........        400,000      3,725,000
Companhia Riograndense
   de Telecomunicacoes
   Cl. A pfd (a)............         94,362         29,251
Embratel Participacoes,
   SA (ADR).................         70,000      1,907,500
Gerdau, SA pfd..............    246,791,935      6,557,439
Gerdau Metalurgica,
   SA pfd...................    173,009,484      8,332,037
Tele Centro Sul
   Participacoes, SA
   (ADR)....................         71,000      6,443,250
Tele Sudeste Celular
   Participacoes,
   SA (ADR).................        115,000      4,463,438
Telemig Celular
   Participacoes, SA
   (ADR)....................         25,000      1,154,688
Telesp Participacoes, SA
   (ADR)....................         37,900        926,181
                                              ------------
                                                34,302,355
                                              ------------

CHILE-0.7%
Compania de
   Telecommunicaciones
   de Chile (ADR)...........        230,000      4,197,500
                                              ------------

CROATIA-0.5%
Pliva D.D. (GDR)............        230,000      2,995,750
                                              ------------

CYPRUS-0.1%
Premier
   Telesports (a)(b)........         85,000        598,778
                                              ------------

CZECH REPUBLIC-0.4%
Ceske Radiokomunikace
   AS (a)...................         70,000      2,570,870
                                              ------------

EGYPT-0.4%
Eastern Company for
   Tobacco &
   Cigarettes...............        100,000      2,624,863
                                              ------------

FRANCE-4.4%
CNP Assurances..............        189,300      6,964,755
Sanofi-Synthelabo,
   SA (a)...................        194,000      8,070,887
Societe Generale Cl. A......         18,097      4,206,953
Total Fina, SA Cl. B........         55,822      7,443,382
                                              ------------
                                                26,685,977
                                              ------------

GERMANY-6.4%
Mannesmann AG
   (NY Shares)..............        119,800     28,874,295
MVV Energie AG
   New Shares (a)...........        277,400      3,768,680
Stinnes AG (a)..............        302,000      6,382,272
                                              ------------
                                                39,025,247
                                              ------------

                                           Alliance Worldwide Privatization Fund
================================================================================

Company                             Shares    U.S. $ Value
--------------------------------------------------------------------------------

GHANA-0.2%
Social Security Bank,
   Ltd. ....................      2,000,000   $    967,805
                                              ------------

GREECE-0.7%
Hellenic
   Telecommunications
   Organization, SA
   (ADR)....................        375,700      4,484,919
                                              ------------

HONG KONG-2.8%
China Merchants
   Holdings
   International, Ltd. .....      2,262,000      1,862,327
China Telecom
   (Hong Kong),
   Ltd. (a).................      1,840,000     11,480,028
Citic Pacific, Ltd. ........      1,028,000      3,861,530
                                              ------------
                                                17,203,885
                                              ------------

HUNGARY-0.6%
Magyar Olaj-es Gazipari
   Reszvenytar..............         68,500      1,422,286
OTP Bank Reszvenytar
   (GDR)....................         42,500      2,470,312
                                              ------------
                                                 3,892,598
                                              ------------

INDIA-2.0%
Industrial Credit &
   Investment Corp.,
   Ltd. (a).................      2,147,000      4,540,782
   ADR (a)..................         77,500      1,075,312
Mahanagar Telephone
   Nigam, Ltd.
   (GDR) (a)................        335,700      3,776,625
Videsh Sanchar Nigam,
   Ltd. (GDR) (c)...........        126,000      3,099,600
                                              ------------
                                                12,492,319
                                              ------------

ITALY-3.0%
Banca Nazional del
   Lavoro (a)...............      1,000,000      3,331,019
Enel SpA (a)................      1,800,000      7,535,549
ENI SpA.....................        800,000      4,395,737
Monte dei Paschi di
   Siena SpA (a)............        807,500      3,144,869
                                              ------------
                                                18,407,174
                                              ------------

JAPAN-16.1%
Daiwa Securities Co.,
   Ltd. ....................      1,552,000     24,291,778
East Japan Railway Co. .....            907      4,891,905
Japan Tobacco, Inc. ........          1,324     10,134,769
Nippon Telegraph &
   Telephone Corp. .........          1,000     17,129,992
Nomura Securities Co.,
   Ltd. ....................        600,000     10,835,943
NTT Mobile
   Communications
   Network, Inc. ...........            750     28,851,801
West Japan
   Railway Co. .............            600      2,126,077
                                              ------------
                                                98,262,265
                                              ------------

MALAWI-0.0%
Press Corp., Ltd.
   (GDR) (a)(d).............         85,000        255,000
                                              ------------

MALAYSIA-0.6%
Telekom Malaysia
   Berhad...................      1,000,000      3,868,421
                                              ------------

MEXICO-5.2%
Grupo Financiero
   Banorte, SA
   de CV Series O...........      6,635,277     10,014,191
Neuevo Grupo Iusacell,
   SA de CV
   (ADR) (a)................        167,614      2,503,734
Telefonos de Mexico,
   SA Cl. L (ADR)...........        133,459     15,014,138
Tubos de Acero de
   Mexico, SA (ADR).........        338,000      4,584,125
                                              ------------
                                                32,116,188
                                              ------------

PORTFOLIO OF INVESTMENTS (continued)       Alliance Worldwide Privatization Fund
================================================================================

Company                             Shares    U.S. $ Value
--------------------------------------------------------------------------------

NETHERLANDS-13.6%
Akzo Nobel NV...............        320,000   $ 16,037,193
Equant NV
   (NY Shares) (a)..........         64,700      7,246,400
ING Groep NV................        159,322      9,610,402
STMicroelectronics NV.......        149,000     22,911,772
United Pan-Europe
   Communications
   NV ......................        215,960     27,601,081
                                              ------------
                                                83,406,848
                                              ------------

PERU-0.4%
Cementos Norte
   Pacasmayo, SA
   Cl. C....................        131,954         81,613
Explosivos, SA (a)(b).......      1,571,704      1,303,594
Ferreyros, SA...............      1,430,661        774,763
Tecsur, SA
   Cl. B (b)................        199,535         52,322
                                              ------------
                                                 2,212,292
                                              ------------

POLAND-1.4%
Orbis, SA (a)...............        477,220      4,304,790
Polski Koncern Naftowy,
   SA (GDR) (a).............        323,000      4,061,725
                                              ------------
                                                 8,366,515
                                              ------------

PORTUGAL-0.6%
Soporcel-Sociedade
   Portuguesa de Papel,
   SA (a)...................        296,850      3,925,378
                                              ------------

ROMANIA-0.0%
Societatea, SA (b)..........         30,454        133,497
                                              ------------

SINGAPORE-1.4%
Development Bank of
   Singapore, Ltd. .........        517,535      8,483,162
                                              ------------

SOUTH AFRICA-0.3%
Iscor, Ltd. ................        481,000      1,820,845
                                              ------------

SOUTH KOREA-7.9%
Housing Commercial
   Bank, Korea (a)..........         92,200      2,923,117
   GDR (a)(c)...............        212,000      6,291,100
Hanvit Bank GDR (a).........        662,000      4,352,650
Korea Electric Power
   Corp. ...................         94,000      2,913,959
Korea Telecom Corp.
   (ADR) (a)................        108,189      8,087,128
Pohang Iron & Steel Co.,
   Ltd. ....................         19,600      2,200,793
SK Telecom Co., Ltd.........          4,481     16,061,356
   ADR (a)..................        137,122      5,262,057
                                              ------------
                                                48,092,160
                                              ------------

SPAIN-6.6%
Aldeasa, SA.................        121,100      2,419,099
Amadeus Global Travel
   Distribution, SA
   Cl.A (a).................      1,206,900     19,129,380
Indra Sistemas, SA..........        380,000      7,132,002
Repsol, SA..................        275,700      6,386,915
Terra Networks, SA..........         98,400      5,372,098
                                              ------------
                                                40,439,494
                                              ------------

SWEDEN-0.3%
ForeningsSparbanken AB
   Cl. A....................        126,000      1,852,287
                                              ------------

SWITZERLAND-0.8%
SairGroup...................          9,400      1,892,043
Swisscom AG.................          7,000      2,831,125
                                              ------------
                                                 4,723,168
                                              ------------

TAIWAN-2.0%
China Steel Corp. ..........      4,900,000      3,622,112
Taiwan Semiconductor
   Maufacturing Co. ........      1,625,200      8,647,711
                                              ------------
                                                12,269,823
                                              ------------

                                           Alliance Worldwide Privatization Fund
================================================================================

Company                             Shares    U.S. $ Value
--------------------------------------------------------------------------------

THAILAND-0.7%
PTT Exploration &
   Production Public
   Co., Ltd. (a)............        268,000   $  1,656,922
Siam Commercial Bank
   Public Co., Ltd.
   5.25%, Non-Cum
   Conv. pfd (a)............      2,322,000      2,846,422
                                              ------------
                                                 4,503,344
                                              ------------

TRINIDAD & TOBAGO-0.0%
B.W.I.A. International
   Airways, Ltd. (a)(d).....      2,727,272             -0-
                                              ------------

TURKEY-1.1%
Turkiye Is Bankasi
   Series C.................    141,801,600      6,797,274
                                              ------------

UNITED KINGDOM-5.1%
Anglian Water Plc. .........        200,000      1,825,741
British Airways Plc. .......      1,213,000      7,917,770
British Energy Plc. ........        597,520      3,427,216
   Deferred Shares (a)......        667,000             -0-
Mersey Docks &
   Harbour Co. .............        378,650      2,835,623
National Grid
   Group Plc. ..............        657,000      4,999,735
National Power Plc. ........        831,000      4,813,388
PowerGen Plc. ..............        187,600      1,348,819
Stagecoach
   Holdings Plc. ...........      1,459,252      3,760,553
                                              ------------
                                                30,928,845
                                              ------------

                                 Shares of
                                 Principal
                                  Amount
Company                            (000)      U.S. $ Value
--------------------------------------------------------------------------------

UNITED STATES-0.8%
Near East International
   LLC (d)..................             10   $  1,000,000
United Customer
   Management
   Solutions (d)............         17,862      3,572,400
                                              ------------
                                                 4,572,400
                                              ------------

Total Common Stocks
   & Other Investments
   (cost $359,252,148)......                   591,354,485
                                              ------------

TIME DEPOSIT-3.0%
BNP London
   4.00%, 1/03/00
   (cost $18,800,000).......        $18,800     18,800,000
                                              ------------

TOTAL INVESTMENTS-99.6%
   (cost $378,052,148)......                   610,154,485
Other assets less
   liabilities-0.4%.........                     2,258,819
                                              ------------

NET ASSETS-100%.............                  $612,413,304
                                              ============

--------------------------------------------------------------------------------

(a)   Non income producing security.

(b)   Illiquid securities, valued at fair value (see Note A).

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999 these securities amounted to $9,390,700 or 1.5% of net assets.

(d)   Restricted and illiquid securities, valued at fair value (see notes A &
      G).

      Glossary of terms:

      ADR       - American Depositary Receipt.
      GDR       - Global Depositary Receipt.
      NY Shares - New York Registered Shares.

      See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999 (unaudited)              Alliance Worldwide Privatization Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $378,052,148) ..........................   $ 610,154,485
   Cash .............................................................................         433,660
   Foreign cash, at value (cost $2,196,226) .........................................       2,156,749
   Receivable for investment securities sold ........................................      19,202,133
   Receivable for capital stock sold ................................................       1,403,710
   Dividends and interest receivable ................................................       1,203,763
                                                                                        -------------

   Total assets .....................................................................     634,554,500
                                                                                        -------------

LIABILITIES
   Payable for investment securities purchased ......................................      19,162,669
   Payable for capital stock redeemed ...............................................       1,466,891
   Advisory fee payable .............................................................         514,304
   Distribution fee payable .........................................................         264,603
   Accrued expenses .................................................................         732,729
                                                                                        -------------

   Total liabilities ................................................................      22,141,196
                                                                                        -------------

NET ASSETS ..........................................................................   $ 612,413,304
                                                                                        =============

COMPOSITION OF NET ASSETS
   Capital stock, at par ............................................................   $      41,540
   Additional paid-in capital .......................................................     369,936,821
   Accumulated net investment loss ..................................................      (2,392,531)
   Accumulated net realized gain on investments and foreign currency transactions ...      12,800,296
   Net unrealized appreciation of investments and foreign currency denominated assets
      and liabilities ...............................................................     232,027,178
                                                                                        -------------

                                                                                        $ 612,413,304
                                                                                        =============

CALCULATION OF MAXIMUM OFFERING PRICE
   Class A Shares
   Net asset value and redemption price per share
      ($418,789,027 / 28,094,178 shares of capital stock issued and outstanding)               $14.91
   Sales Charge--4.25% of public offering price .....................................             .66
                                                                                               ------

   Maximum offering price ...........................................................         $15.57
                                                                                              ======

   Class B Shares
   Net asset value and offering price per share
      ($158,601,355 / 11,017,249 shares of capital stock issued and outstanding).....         $14.40
                                                                                              ======

   Class C Shares
   Net asset value and offering price per share
      ($32,382,278 / 2,250,846 shares of capital stock issued and outstanding) ......         $14.39
                                                                                              ======

   Advisor Class Shares
   Net asset value, redemption and offering price per share
      ($2,640,644 / 178,027 shares of capital stock issued and outstanding) .........         $14.83
                                                                                              ======

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 1999
(unaudited)                                Alliance Worldwide Privatization Fund
================================================================================

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $391,597) ...      $3,057,396
   Interest ................................................         191,826    $   3,249,222
                                                                  ----------
EXPENSES
   Advisory fee ............................................       2,561,102
   Distribution fee-Class A ................................         537,681
   Distribution fee-Class B ................................         639,773
   Distribution fee-Class C ................................         118,949
   Transfer agency .........................................         590,197
   Custodian ...............................................         538,992
   Printing ................................................          88,254
   Administrative ..........................................          71,500
   Audit and legal .........................................          43,678
   Registration ............................................          27,350
   Directors' fees .........................................           9,798
   Miscellaneous ...........................................          14,982
                                                                  ----------
   Total expenses before waivers assumed by adviser ........       5,242,256
   Less: Expense offset arrangement (see Note B) ...........         (26,234)
                                                                  ----------
   Total expenses ..........................................                        5,216,022
                                                                                -------------
   Net investment loss .....................................                       (1,966,800)
                                                                                -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
   Net realized gain on investments ........................                       32,212,761
   Net realized loss on foreign currency transactions ......                         (538,854)
   Net change in unrealized appreciation / depreciation of:
      Investments ..........................................                      136,654,901
      Foreign currency denominated assets and liabilities ..                          (14,298)
                                                                                -------------
   Net gain on investments and foreign currency transactions                      168,314,510
                                                                                -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................                    $ 166,347,710
                                                                                =============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS         Alliance Worldwide Privatization Fund
================================================================================

                                                                       Six Months Ended    Year Ended
                                                                       December 31, 1999    June 30,
                                                                          (unaudited)         1999
                                                                       -----------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment loss ...............................................   $  (1,966,800)   $  (1,062,084)
   Net realized gain on investments and foreign currency transactions       31,673,907       26,631,746
   Net change in unrealized appreciation / depreciation of investments
     and foreign currency denominated assets and liabilities .........     136,640,603        3,652,247
                                                                         -------------    -------------
   Net increase in net assets from operations ........................     166,347,710       29,221,909
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class A ........................................................              -0-      (3,960,735)
      Class B ........................................................              -0-        (437,988)
      Class C ........................................................              -0-         (94,004)
      Advisor Class ..................................................              -0-         (20,394)
   Net realized gain on investments
      Class A ........................................................     (28,814,407)     (53,210,205)
      Class B ........................................................     (10,666,722)     (17,946,553)
      Class C .....................................................      (2,042,364)      (3,142,307)
      Advisor Class ..................................................        (168,326)        (196,625)
CAPITAL STOCK TRANSACTIONS
   Net increase (decrease) ...........................................       8,137,122     (123,251,264)
                                                                         -------------    -------------
   Total increase (decrease) .........................................     132,793,013     (173,038,166)
NET ASSETS
   Beginning of year .................................................     479,620,291      652,658,457
                                                                         -------------    -------------
   End of period .....................................................   $ 612,413,304    $ 479,620,291
                                                                         =============    =============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1999 (unaudited)              Alliance Worldwide Privatization Fund
================================================================================

NOTE A: Significant Accounting Policies

Alliance Worldwide Privatization Fund, Inc. (the "Fund") organized as a Maryland corporation on March 16, 1994, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge. Advisor Class shares are offered solely to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of equity securities. Net currency gains and losses from investments at period end exchange rates are reflected as a component of unrealized appreciation of investments. Net currency gains and losses from valuing foreign currency denominated assets and liabilities other than investments at period end exchange rates are reflected as a component of unrealized appreciation of foreign currency denominated assets and liabilities.

NOTES TO FINANCIAL STATEMENTS (continued)  Alliance Worldwide Privatization Fund
================================================================================

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under an investment advisory agreement, the Fund pays its Adviser, Alliance Capital Management L.P. (the "Adviser") a fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. Pursuant to the advisory agreement, the Fund paid $71,500 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended December 31, 1999.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $360,071 for the six months ended December 31, 1999.

For the six months ended December 31, 1999, the Fund's expenses were reduced by $26,234 under an expense offset arrangement with Alliance Fund Services, Inc.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $17,061 from the sale of Class A shares and $147, $96,066 and $768 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended December 31, 1999. Brokerage commissions paid on investment transactions for the six months ended December 31, 1999, amounted to $815,470, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, nor to DLJ directly.

                                           Alliance Worldwide Privatization Fund
================================================================================

NOTE C: Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There are no distribution fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $6,410,164 and $711,989 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $138,147,330 and $185,962,668, respectively, for the six months ended December 31, 1999. There were no purchases or sales of U.S. government or government agency obligations for the six months ended December 31, 1999.

At December 31, 1999, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $250,646,396 and gross unrealized depreciation of investments was $18,544,059 resulting in net unrealized appreciation of $232,102,337, excluding foreign currency transactions.

Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sales commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses on foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At December 31, 1999, the Fund had no outstanding forward exchange currency contracts.

NOTES TO FINANCIAL STATEMENTS (continued)  Alliance Worldwide Privatization Fund
================================================================================

NOTE E: Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C, and Advisor Class.

Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                            -----------------------------------------    -----------------------------------------
                                                             SHARES                                        AMOUNT
                                            -----------------------------------------    -----------------------------------------
                                              Six Months Ended                            Six Months Ended
                                                December 31,           Year Ended           December 31,           Year Ended
                                                    1999                June 30,                1999                June 30,
                                                 (unaudited)              1999               (unaudited)              1999
                                            -------------------   -------------------    -------------------   -------------------
Class A
Shares sold.............................             4,340,876            20,129,070      $      54,151,492     $     220,466,098
Shares issued in reinvestment of
   dividends and distributions..........             1,538,235             3,254,908             19,320,231            32,569,021
Shares converted from Class B...........                48,487                64,507                628,061               724,710
Shares redeemed.........................            (6,576,265)          (31,626,451)           (82,426,956)         (346,387,403)
                                             -----------------     -----------------      -----------------     -----------------
Net decrease............................              (648,667)           (8,177,966)     $      (8,327,172)    $     (92,627,574)
                                             =================     =================      =================     =================
Class B
Shares sold.............................             1,260,326             1,893,631      $      15,526,600     $      20,245,038
Shares issued in reinvestment of
   dividends and distributions..........               783,921             1,107,404              9,516,807            10,841,481
Shares converted to Class A.............               (50,068)              (66,200)              (628,061)             (724,710)
Shares redeemed.........................            (1,183,493)           (5,371,341)           (14,386,495)          (57,094,013)
                                             -----------------     -----------------      -----------------     -----------------
Net increase (decrease)....................            810,686            (2,436,506)     $      10,028,851     $     (26,732,204)
                                             =================     =================      =================     =================
Class C
Shares sold.............................               737,284               814,567      $       9,166,775     $       8,966,825
Shares issued in reinvestment of
   dividends and distributions                          157,926               227,787              1,915,647             2,230,039

Shares redeemed.........................              (418,741)           (1,421,031)            (5,158,383)          (15,010,418)
                                             -----------------     -----------------      -----------------     -----------------
Net increase (decrease)....................            476,469              (378,677)     $       5,924,039     $      (3,813,554)
                                             =================     =================      =================     =================
Advisor Class
Shares sold.............................                40,143               387,963      $         500,352     $       4,202,308
Shares issued in reinvestment of
   dividends and distributions..........                 9,937                18,391                124,107               183,179
Shares redeemed.........................                (8,858)             (405,419)              (113,055)           (4,463,419)
                                             -----------------     -----------------      -----------------     -----------------
Net increase (decrease)...................              41,222                   935      $         511,404     $         (77,932)
                                             =================     =================      =================     =================

--------------------------------------------------------------------------------

NOTE F: Concentration of Risk

Investing in securities of foreign companies involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies. The Fund invests in securities issued by enterprises that are undergoing, or that have undergone, privatization. Privatization is a process through which the ownership and control of companies or assets in whole or in part are transferred from the public sector to the private sector. Through privatization a government or state divests or transfers all or a portion of its interest in a state enterprise to some form of private ownership. Therefore,

                                           Alliance Worldwide Privatization Fund
================================================================================

the Fund is susceptible to the government re-nationalization of these enterprises and economic factors adversely affecting the economics of these countries. In addition, these securities created through privatization may be less liquid and subject to greater volatility than securities of more developed countries.

--------------------------------------------------------------------------------

NOTE G: Restricted Securities
                                                    Date Acquired   U.S. $ Cost
                                                    -------------   -----------

B.W.I.A. International Airways...................     2/21/95       $2,999,999
Near East International..........................     9/29/95        1,000,000
Press Corp., Ltd. ...............................     3/10/98          901,850
United Customer Management Solutions.............    11/22/95        1,934,400

The securities shown above are restricted as to resale and have been valued at fair value in accordance with the procedures described in Note A. The Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of these securities. The value of these securities at December 31, 1999 was $4,827,400 representing 0.8% of total net assets.

--------------------------------------------------------------------------------

NOTE H: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the facility during the six months ended December 31, 1999.

FINANCIAL HIGHLIGHTS                       Alliance Worldwide Privatization Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                          ----------------------------------------------------------------------------------------
                                                                                   CLASS A
                                          ----------------------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                           December 31,                               Year Ended June 30,
                                               1999        =======================================================================
                                            (unaudited)        1999           1998           1997          1996           1995
                                          =============    ============   ============  ============   ============    ===========
Net asset value, beginning of year......     $ 11.84          $ 12.67       $ 13.26        $ 12.13        $10.18        $  9.75
                                             -------          -------       -------        -------        ------        -------
Income From Investment Operations
Net investment income (loss)                    (.04)(a)           -0-(a)       .10(a)         .15(a)        .10(a)         .06
Net realized and unrealized gain on
   investments and foreign currency
   transactions.........................        4.17              .93           .85           2.55          1.85            .37
                                             -------          -------       -------        -------        ------        -------
Net increase in net asset value from
   operations...........................        4.13              .93           .95           2.70          1.95            .43
                                             -------          -------       -------        -------        ------        -------
Less: Dividends and Distributions
Dividends from net investment
   income...............................          -0-            (.12)         (.18)          (.15)           -0-            -0-
Distributions from net realized gains
   on investments and foreign
   currency transactions................       (1.06)           (1.64)        (1.36)         (1.42)           -0-            -0-
                                             -------          -------       -------        -------        ------        -------
Total dividends and distributions.......       (1.06)           (1.76)        (1.54)         (1.57)           -0-            -0-
                                             -------          -------       -------        -------        ------        -------
Net asset value, end of period..........     $ 14.91          $ 11.84       $ 12.67        $ 13.26        $12.13        $ 10.18
                                             =======          =======       =======        =======        ======        =======
Total Return
Total investment return based on
   net asset value(b)...................       36.52%            9.86%         9.11%         25.16%        19.16%          4.41%
Ratios/Supplemental Data
Net assets, end of year
   (000's omitted)......................    $418,789         $340,194      $467,960       $561,793      $672,732        $13,535
Ratio of expenses to average
   net assets...........................        1.85%(c)(d)      1.92%(c)      1.73%          1.72%         1.87%          2.56%
Ratio of expenses to average net
   assets excluding interest expense....        1.85%(c)(d)      1.92%(c)      1.73%          1.71%         1.85%          2.56%
Ratio of net investment income
   (loss) to average net assets.........        (.56)%(d)        (.01)%         .80%          1.27%          .95%           .66%
Portfolio turnover rate.................          56%              58%           53%            48%           28%            36%

--------------------------------------------------------------------------------

See footnote summary on page 21.

                                           Alliance Worldwide Privatization Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                          ---------------------------------------------------------------------------------------
                                                                                    CLASS B
                                          ---------------------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                           December 31,                              Year Ended June 30,
                                            o  1999        ======================================================================
                                            (unaudited)        1999           1998           1997          1996           1995
                                          =============    ============   ============  ============   ============   ===========
Net asset value, beginning of year......     $ 11.50          $ 12.37       $ 13.04        $ 11.96        $10.10        $  9.74
                                             -------          -------       -------        -------        ------        -------
Income From Investment Operations
Net investment income (loss)............        (.08)(a)         (.08)(a)       .02(a)         .08(a)       (.02)(a)        .02
Net realized and unrealized gain
   on investments and foreign currency
   transactions.........................        4.04              .89           .82           2.50          1.88            .34
                                             -------          -------       -------        -------        ------        -------
Net increase in net asset value from
   operations...........................        3.96              .81           .84           2.58          1.86            .36
                                             -------          -------       -------        -------        ------        -------
Less: Dividends and Distributions
Dividends from net investment income....          -0-            (.04)         (.15)          (.08)           -0-            -0-
Distributions from net realized gains
   on investments and foreign
   currency transactions. ..............       (1.06)           (1.64)        (1.36)         (1.42)           -0-            -0-
                                             -------          -------       -------        -------        ------        -------
Total dividends and distributions.......       (1.06)           (1.68)        (1.51)         (1.50)           -0-            -0-
                                             -------          -------       -------        -------        ------        -------
Net asset value, end of period..........     $ 14.40          $ 11.50       $ 12.37        $ 13.04        $11.96        $ 10.10
                                             =======          =======       =======        =======        ======        =======
Total Return
Total investment return based on
   net asset value(b)...................       36.12%            8.91%         8.34%         24.34%        18.42%          3.70%
Ratios/Supplemental Data
Net assets, end of year (000's omitted).    $158,601         $117,420      $156,348       $121,173       $83,050        $79,359
Ratio of expenses to average net assets.        2.60%(c)(d)      2.63%(c)      2.45%          2.43%         2.83%          3.27%
Ratio of expenses to average net
   assets excluding interest expense ...        2.60%(c)(d)      2.63%(c)      2.45%          2.42%         2.82%          3.27%
Ratio of net investment income
   (loss) to average net assets.........       (1.31)%(d)       (1.43)%         .20%           .66%         (.20)%          .01%
Portfolio turnover rate.................          56%              58%           53%            48%           28%            36%

--------------------------------------------------------------------------------

See footnote summary on page 21.

FINANCIAL HIGHLIGHTS (continued)           Alliance Worldwide Privatization Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                          ----------------------------------------------------------------------------------------
                                                                                    CLASS C
                                          ----------------------------------------------------------------------------------------
                                            Six Months                                                                 February 8,
                                               Ended                                                                     1995(e)
                                           December 31,                         Year Ended June 30,                        to
                                               1999        =========================================================    June 30,
                                           (unaudited)         1999           1998          1997           1996           1995
                                          =============    ============   ============  ============   ============   ============
Net asset value, beginning of period....     $ 11.50          $ 12.37       $ 13.04        $ 11.96        $10.10        $  9.53
                                             -------          -------       -------        -------        ------        -------
Income From Investment Operations
Net investment income (loss)............        (.08)(a)         (.08)(a)       .05(a)         .12(a)        .03(a)         .05
Net realized and unrealized gain on
   investments and foreign
   currency transactions. ..............        4.03              .89           .79           2.46          1.83            .52
                                             -------          -------       -------        -------        ------        -------
Net increase in net asset value from
   operations...........................        3.95              .81           .84           2.58          1.86            .57
                                             -------          -------       -------        -------        ------        -------
Less: Dividends and Distributions
Dividends from net investment income....          -0-            (.04)         (.15)          (.08)           -0-            -0-
Distributions from net realized gains
   on investments and foreign
   currency transactions................       (1.06)           (1.64)        (1.36)         (1.42)           -0-            -0-
                                             -------          -------       -------        -------        ------        -------
Total dividends and distributions.......       (1.06)           (1.68)        (1.51)         (1.50)           -0-            -0-
                                             -------          -------       -------        -------        ------        -------
Net asset value, end of period..........     $ 14.39          $ 11.50       $ 12.37        $ 13.04        $11.96        $ 10.10
                                             =======          =======       =======        =======        ======        =======
Total Return
Total investment return based on
   net asset value(b)...................       36.03%            8.91%         8.34%         24.33%        18.42%          5.98%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)......................     $32,382          $20,397       $26,635        $12,929        $2,383           $338
Ratio of expenses to average
   net assets...........................        2.59%(c)(d)      2.63%(c)      2.44%          2.42%         2.57%          1.03%(d)
Ratio of expenses to average net
   assets excluding interest expense....        2.59%(c)(d)      2.62%(c)      2.44%          2.41%         2.57%          1.03%(d)
Ratio of net investment income
   (loss) to average net assets.........       (1.29)%(d)       (1.44)%         .38%          1.06%          .63%          1.04%(d)
Portfolio turnover rate..............          56%              58%           53%            48%           28%            36%

--------------------------------------------------------------------------------

See footnote summary on page 21.

                                           Alliance Worldwide Privatization Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                        --------------------------------------------------------
                                                                                              ADVISOR CLASS
                                                                        --------------------------------------------------------
                                                                       Six Months
                                                                         Ended
                                                                      December 31,         Year Ended June 30,   October 2, 1996(e)
                                                                          1999        ==========================         to
                                                                       (unaudited)         1999          1998      June 30, 1997
                                                                      ============    ============   ===========   =============
Net asset value, beginning of period .............................      $ 11.77          $ 12.63        $13.23        $ 12.14
                                                                        -------          -------        ------        -------
Income From Investment Operations
Net investment income (loss)(a)...................................         (.02)             .02           .19            .18
Net realized and unrealized gain on
   investments and foreign
   currency transactions..........................................         4.14              .93           .80           2.52
                                                                        -------          -------        ------        -------
Net increase in net asset value from
   operations.....................................................         4.12              .95           .99           2.70
                                                                        -------          -------        ------        -------
Less: Dividends and Distributions
Dividends from net investment income..............................           -0-            (.17)         (.23)          (.19)
Distributions from net realized gains on
   investments and foreign
   currency transactions..........................................        (1.06)           (1.64)        (1.36)         (1.42)
                                                                        -------          -------        ------        -------
Total dividends and distributions. ............................        (1.06)           (1.81)        (1.59)         (1.61)
                                                                        -------          -------        ------        -------
Net asset value, end of period....................................      $ 14.83          $ 11.77        $12.63        $ 13.23
                                                                        =======          =======        ======        =======
Total Return
Total investment return based on
  net asset value(b) .............................................        36.66%           10.12%         9.48%         25.24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted).........................      $ 2,641          $ 1,610        $1,716           $374
Ratio of expenses to average net assets...........................         1.55%(c)(d)      1.62%(c)      1.45%          1.96%(d)
Ratio of expenses to average net assets
   excluding interest expense.....................................         1.55%(c)(d)      1.62%(c)      1.45%          1.95%(d)
Ratio of net investment income to
   average net assets.............................................         (.26)%(d)         .37%         1.48%          2.97%(d)
Portfolio turnover rate...........................................           56%              58%           53%            48%

--------------------------------------------------------------------------------

(a)   Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return for a period of less than one year is not annualized.

(c) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the six months ended December 31, 1999 and the year ended June 30, 1999, the ratios of expenses to average net assets were 1.84% and 1.91% for Class A shares, 2.59% and 2.62% for Class B shares, 2.58% and 2.61% for Class C shares and 1.54% and 1.61% for Advisor Class shares, respectively.

(d)   Annualized.

(e)   Commencement of distribution.

                                           Alliance Worldwide Privatization Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Dr. James M. Hester (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Mark H. Breedon, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
David Edgerly, Vice President
Jean Van De Walle, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller
Michael Levy, Assistant Vice President

CUSTODIAN

Brown Brothers Harriman & Company
40 Water Street
Boston, MA 02109-3661

PRINCIPAL UNDERWRITER

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.

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

                                                                 ---------------
ALLIANCE WORLDWIDE PRIVATIZATION FUND                               BULK RATE
1345 Avenue of the Americas                                       U.S. POSTAGE
New York, NY 10105                                                    PAID
(800) 221-5672                                                    New York, NY
                                                                 Permit No. 7131
                                                                 ---------------

Alliance Capital [LOGO](R)

This report is intended solely for distribution to current shareholders of the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

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